Insurance service expenses and other expenditure - Depreciation and amortisation and Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance service expenses and other expenditure
Depreciation and amortisation	$ 523	$ 524	$ 494
Operating segments
Insurance service expenses and other expenditure
Interest expense	62	58	23
Interest expense on lease liabilities	10	7	8
Depreciation and amortisation	506	491	468
Operating segments | Hong Kong
Insurance service expenses and other expenditure
Interest expense	23	31	11
Depreciation and amortisation	51	42	43
Operating segments | Indonesia
Insurance service expenses and other expenditure
Depreciation and amortisation	12	11	12
Operating segments | Malaysia
Insurance service expenses and other expenditure
Depreciation and amortisation	22	21	21
Operating segments | Singapore
Insurance service expenses and other expenditure
Depreciation and amortisation	36	36	40
Operating segments | Growth markets and other
Insurance service expenses and other expenditure
Depreciation and amortisation	372	369	339
Operating segments | Eastspring
Insurance service expenses and other expenditure
Depreciation and amortisation	13	12	13
Unallocated to a segment
Insurance service expenses and other expenditure
Interest expense	35	23	9
Depreciation and amortisation	$ 17	$ 33	$ 26